Taxes (Details) - Schedule of taxes payable - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
Schedule of taxes payable [Abstract]
Income tax payable	$ 237,885
VAT payable		332
Other tax payables	1,300	1,888
Total	$ 239,185	$ 2,220